Expense Example - RBC BlueBay U.S. Government Money Market Fund - Institutional Class 3	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 294